Consolidated Statements of Shareholders' Equity ¥ in Thousands, $ in Thousands	USD ($) shares	CNY (¥) shares	Esta/King Venture/Xiaomi CNY (¥)	Ordinary shares USD ($) shares	Ordinary shares CNY (¥) shares	Ordinary shares Esta/King Venture/Xiaomi CNY (¥) shares	Treasury stock USD ($)	Treasury stock CNY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital Esta/King Venture/Xiaomi CNY (¥)	Accumulated other comprehensive (loss) income USD ($)	Accumulated other comprehensive (loss) income CNY (¥)	Statutory reserves USD ($)	Statutory reserves CNY (¥)	Accumulated deficit USD ($)	Accumulated deficit CNY (¥)	Total 21Vianet Group, Inc. shareholders' equity USD ($)	Total 21Vianet Group, Inc. shareholders' equity CNY (¥)	Total 21Vianet Group, Inc. shareholders' equity Esta/King Venture/Xiaomi CNY (¥)	Non-controlling interest USD ($)	Non-controlling interest CNY (¥)
Beginning Balance (in shares) at Dec. 31, 2014 | shares				396,234,309	396,234,309
Beginning balance at Dec. 31, 2014		¥ 2,226,957			¥ 26			¥ (213,665)		¥ 4,225,029			¥ (65,754)		¥ 52,263		¥ (1,794,975)		¥ 2,202,924			¥ 24,033
Consolidated net loss		(425,648)															(428,099)		(428,099)			2,451
Contribution by noncontrolling interest through acquisition		(8,000)								(1,963)									(1,963)			(6,037)
Foreign exchange difference		41,518											41,518						41,518
Issuance of new shares for stock consideration settlement (in shares) | shares				13,098,599	13,098,599
Issuance of new shares for stock consideration settlement					¥ 1					(1)
Issuance of new shares (in shares) | shares						98,672,082
Issuance of new shares			¥ 1,808,498			¥ 7					¥ 1,808,491									¥ 1,808,498
Issuance of new shares for share option exercise and restricted share units vested (in shares) | shares				6,429,372	6,429,372
Issuance of new shares for share option exercise and restricted share units vested		2,105								2,105									2,105
Settlement of stock consideration settlement by treasury stock (in shares) | shares				878,232	878,232
Settlement of stock consideration settlement by treasury stock								20,523		(20,523)
Share based compensation		¥ 162,346								162,346									162,346
Shares issued to depository bank (in shares) | shares	7,200,000	7,200,000		7,200,000	7,200,000
Reclassification of contingent consideration payable upon resolution of contingencies		¥ 214,543								214,543									214,543
Appropriation of statutory reserves															10,911		(10,911)
Appropriation of dividend		(1,034)																				(1,034)
(Increase) Decrease in accretion of redeemable noncontrolling interests		¥ 7,850								7,850									7,850
Share repurchase (in shares) | shares	0	0
Share options exercised (in shares) | shares				2,454,420	2,454,420
Share options exercised		¥ 5,240								5,240									5,240
Restricted share units vested | shares				4,462,098	4,462,098
Settlement of share options with shares held by depository bank (in shares) | shares				(6,916,518)	(6,916,518)
Settlement of share options with shares held by depository bank		0		$ 0	¥ 0			0		0			0		0		0		0			0
Ending Balance (in shares) at Dec. 31, 2015 | shares				522,512,594	522,512,594
Ending Balance at Dec. 31, 2015		4,034,375			¥ 34			(193,142)		6,403,117			(24,236)		63,174		(2,233,985)		4,014,962			19,413
Consolidated net loss		(631,209)															(633,598)		(633,598)			2,389
Contribution from noncontrolling interest in a subsidiary		4,000																				4,000
Foreign exchange difference		142,526											142,526						142,526
Issuance of new shares for stock consideration settlement (in shares) | shares				10,087,476	10,087,476
Issuance of new shares for stock consideration settlement					¥ 1					(1)
Issuance of new shares (in shares) | shares				143,050,264	143,050,264
Issuance of new shares		2,548,695			¥ 10					2,548,685									2,548,695
Issuance of new shares for share option exercise and restricted share units vested (in shares) | shares				3,261,456	3,261,456
Issuance of new shares for share option exercise and restricted share units vested		1,119								1,119									1,119
Settlement of stock consideration settlement by treasury stock (in shares) | shares				1,338,966	1,338,966
Settlement of stock consideration settlement by treasury stock		536						31,250		(30,714)									536
Share based compensation		¥ 90,734								90,734									90,734
Shares issued to depository bank (in shares) | shares	4,500,000	4,500,000		4,500,000	4,500,000
Reclassification of contingent consideration payable upon resolution of contingencies		¥ 210,000								210,000									210,000
Appropriation of statutory reserves															1,448		(1,448)
(Increase) Decrease in accretion of redeemable noncontrolling interests		¥ (210,485)								(210,485)									(210,485)
Share repurchase (in shares) | shares	(4,893,150)	(4,893,150)		(4,893,150)	(4,893,150)
Share repurchase		¥ (42,665)						(42,665)											(42,665)
Share options exercised (in shares) | shares				921,594	921,594
Share options exercised		3,391								3,391									3,391
Restricted share units vested | shares				6,957,984	6,957,984
Restricted share units vested		0		$ 0	¥ 0			0		0			0		0		0		0			0
Settlement of share options with shares held by depository bank (in shares) | shares				(7,879,578)	(7,879,578)
Settlement of share options with shares held by depository bank		0		$ 0	¥ 0			0		0			0		0		0		0			0
Ending Balance (in shares) at Dec. 31, 2016 | shares				679,857,606	679,857,606
Ending Balance at Dec. 31, 2016		6,151,017			¥ 45			(204,557)		9,015,846			118,290		64,622		(2,869,031)		6,125,215			25,802
Consolidated net loss		(775,748)															(772,730)		(772,730)			(3,018)
Cumulative adjustment for changes in accounting principles		(13,425)															(13,425)		(13,425)
Contribution from noncontrolling interest in a subsidiary		134,633																				134,633
Foreign exchange difference		(120,963)											(120,963)						(120,963)
Issuance of new shares for share option exercise and restricted share units vested (in shares) | shares				3,119,052	3,119,052
Share based compensation		¥ 105,532								105,532									105,532
Shares issued to depository bank (in shares) | shares	9,000,000	9,000,000		9,000,000	9,000,000
Share issued to depository bank					¥ 1					(1)
Appropriation of statutory reserves															2,083		(2,083)
Appropriation of dividend		¥ (5,946)																				(5,946)
Disposal of subsidiaries															(27,969)		27,969
(Increase) Decrease in accretion of redeemable noncontrolling interests		¥ (141,896)								(141,896)									(141,896)
Share repurchase (in shares) | shares	(20,690,892)	(20,690,892)		(20,690,892)	(20,690,892)
Share repurchase		¥ (133,126)						(133,126)											(133,126)
Share options exercised (in shares) | shares				332,754	332,754
Share options exercised		926								926									926
Restricted share units vested | shares				10,576,398	10,576,398
Restricted share units vested		0		$ 0	¥ 0			0		0			0		0		0		0			0
Settlement of share options with shares held by depository bank (in shares) | shares				(10,909,152)	(10,909,152)
Settlement of share options with shares held by depository bank		0		$ 0	¥ 0			0		0			0		0		0		0			0
Ending Balance (in shares) at Dec. 31, 2017 | shares				671,285,766	671,285,766
Ending Balance at Dec. 31, 2017	$ 799,380	¥ 5,201,004		$ 7	¥ 46		$ (51,901)	¥ (337,683)	$ 1,380,263	¥ 8,980,407		$ (411)	¥ (2,673)	$ 5,954	¥ 38,736	$ (557,813)	¥ (3,629,300)	$ 776,099	¥ 5,049,533		$ 23,281	¥ 151,471